INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of Pretax Loss From Domestic and Foreign Operations
The components of the pretax loss from domestic and foreign operations for the years ended December 31, 2021 and 2020 were as follows:

	Years Ended December 31,
	2021	2020
US loss before income taxes	$(132,585)	$(56,439)
Foreign income before income taxes	7,745	1,901

Pretax loss from operations	$(124,840)	$(54,538)

Schedule of Provision (Benefit) for Income Taxes
The provision (benefit) for income taxes for the years ended December 31, 2021 and 2020 is as follows:

	Years Ended December 31,
	2021	2020
Current:
Federal	$—	—
State	2	—
Foreign	2,377	1,410

Total	2,379	1,410

Deferred:
Federal	(5,957)	—
State	(339)	—
Foreign	(3,603)	(943)

Total	(9,899)	(943)

(Benefit) provision for income taxes	$(7,520)	$467

Schedule of Differences Between Federal Statutory Income Tax Rate and Provision for Income Taxes

The provision for income taxes differs from the amount of income tax determined by applying the applicable U.S. statutory federal income tax rate to pretax income as a result of the following differences:

	Years Ended December 31,
	2021		2020

Federal statutory rate	$(26,216)	21.00%	$(11,453)	21.00%
Adjustments for tax effects of:
Permanent differences and other	(477)	0.38%	634	(1.16)%
Warrants	2,421	(1.94)%	200	(0.37)%
Stock-based compensation	(2,399)	1.92%	(203)	0.37%
Increase in valuation allowance	19,151	(15.34)%	11,289	(20.70)%

(Benefit) provision for income taxes	$(7,520)	6.02%	$467	(0.86)%

Schedule of Deferred Tax Assets and Liabilities
The significant components of the Company’s deferred tax assets and liabilities were as follows as of December 31, 2021 and 2020:

	December 31,
	2021	2020
Deferred tax assets:
Accrued expenses	$2,105	$1,969
Inventories	409	353
Deferred revenue	14,160	5,503
Lease liability	7,244	7,426
Stock options	7,950	2,082
Warrants	—	519
Interest expense	1,075	—
Net operating losses	41,688	30,264
Tax credits	898	923
Other	—	4

Total deferred tax assets	75,529	49,043
Valuation allowance	(58,235)	(39,084)

Total deferred tax assets, net	17,294	9,959

Deferred tax liabilities:
Right of use asset	(6,723)	(6,954)
Depreciation and amortization	(5,160)	—
Other	(18)	—
Unrealized gain	—	(757)

Total deferred tax liabilities	(11,901)	(7,711)

Net deferred tax assets	$5,393	$2,248

Schedule of Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits
The reconciliation of the beginning and ending balances of the total amounts of gross unrecognized tax benefits for the years ended December 31 is as follows:

	2021	2020
Balance at beginning of year	$800	$800
Increase related to current year tax position	35	—

Balance at end of year	$835	$800